Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Sep. 29, 2018	Nov. 14, 2018	Mar. 31, 2018
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	DIS
Entity Registrant Name	WALT DISNEY CO/
Entity Central Index Key	0001001039
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-29
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		1,488,670,964
Entity Public Float			$ 150.0